BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16:-	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2012	2013	2014
Numerator:
Net income (loss)	$(4,177)	$4,218	$(86)

Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	39,125,129	38,241,258	42,285,919
Effect of dilutive securities:
Employee stock options	*) -	855,500	*) -
Senior convertible notes	*) -	*) -	**) -

Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	39,125,129	39,096,758	42,285,919

*)	Antidilutive.
**)	Insignificant.